UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-21323

 NAME OF REGISTRANT:                     Eaton Vance Limited Duration
                                         Income Fund



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 255 State Street
                                         Boston, MA 02109

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Maureen A. Gemma, Esq.
                                         255 State Street
                                         Boston , MA 02109

 REGISTRANT'S TELEPHONE NUMBER:          617-482-8260

 DATE OF FISCAL YEAR END:                04/30

 DATE OF REPORTING PERIOD:               07/01/2007 - 06/30/2008


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

Eaton Vance Limited Duration Income Fund
--------------------------------------------------------------------------------------------------------------------------
 MEDIMEDIA USA, INC.                                                                         Agenda Number:  932748784
--------------------------------------------------------------------------------------------------------------------------
        Security:  58470TAA3
    Meeting Type:  Consent
    Meeting Date:  20-Jul-2007
          Ticker:
            ISIN:  US58470TAA34
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     TO CONSENT TO THE PROPOSED AMENDMENTS                     Mgmt          Abstain                        Against




--------------------------------------------------------------------------------------------------------------------------
 TIME WARNER CABLE INC                                                                       Agenda Number:  932863699
--------------------------------------------------------------------------------------------------------------------------
        Security:  88732J108
    Meeting Type:  Annual
    Meeting Date:  29-May-2008
          Ticker:  TWC
            ISIN:  US88732J1088
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       DAVID C. CHANG                                            Mgmt          For                            For
       JAMES E. COPELAND, JR.                                    Mgmt          For                            For

02     RATIFICATION OF APPOINTMENT OF INDEPENDENT AUDITOR        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 TRUMP ENTERTAINMENT RESORTS, INC.                                                           Agenda Number:  932835638
--------------------------------------------------------------------------------------------------------------------------
        Security:  89816T103
    Meeting Type:  Annual
    Meeting Date:  07-May-2008
          Ticker:  TRMP
            ISIN:  US89816T1034
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       EDWARD H. D'ALELIO                                        Mgmt          For                            For
       JAMES J. FLORIO                                           Mgmt          For                            For
       IVANKA M. TRUMP                                           Mgmt          For                            For

02     TO RATIFY THE BOARD'S APPOINTMENT OF ERNST &              Mgmt          For                            For
       YOUNG LLP AS OUR INDEPENDENT REGISTERED PUBLIC
       ACCOUNTING FIRM (INDEPENDENT AUDITORS) FOR
       THE YEAR ENDING DECEMBER 31, 2008.



* Management position unknown

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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Eaton Vance Limited Duration Income Fund
By (Signature)       /s/ Payson F. Swaffield
Name                 Payson F. Swaffield
Title                President
Date                 08/26/2008